UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13 F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	CLS Investment Firm, LLC
       Address: 4020 South 147th Street
             	Omaha, NE 68137


       Form 13F File Number: 28-11877

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Brian Nielsen
       Title:	Chief Compliance Officer
       Phone:	(402) 493-3313

       Signature, Place, and Date of Signing:

                Brian Nielsen            Omaha, Nebraska      November 9, 2006
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-05947           PADCO Advisors II, Inc.
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:

       Form 13F Information Table Entry Total:	   81

       Form 13F Information Table Value Total:	$859,968
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]




                                                   FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN      COLUMN    COLUMN       COLUMN            COLUMN         COLUMN             COLUMN
                             2            3         4            5                6               7                 8
                                                                                                             VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS   CUSIP    MARKET    SHRS OR   SH/      INVESTMENT        OTHER      SOLE    SHARED  NONE
                                       NUMBER     VALUE    PRN AMT  PUT/      DISCRETION      MANAGERS
                                                (X$1000)             PRN
                                                                    CALL
BARCLAYS BK PLC        NT DJAIG CMD36 06738C 77    $1,485    32,000  SH          SOLE           NONE      32,000
                                      8
BARCLAYS BK PLC        IDX GSC 2015   06738C 79      $213     5,000  SH          SOLE           NONE       5,000
                                      4
BERKSHIRE HATHAWAY INC CL A           084670 10    $8,047        84  SH          SOLE           NONE        84
DEL                                   8
BERKSHIRE HATHAWAY INC CL A           084670 10      $575         6  SH          SOLE           NONE                         6
DEL                                   8
DIAMONDS TR            UNIT SER 1     252787 10    $7,004    60,000  SH          SOLE           NONE      60,000
                                      6
ISHARES INC            MSCI EMU INDEX 464286 60    $2,169    23,026  SH          SOLE           NONE                      23,026
                                      8
ISHARES INC            MSCI PAC J IDX 464286 66    $1,110    10,000  SH          SOLE           NONE      10,000
                                      5
ISHARES INC            MSCI SINGAPORE 464286 67    $7,053   756,000  SH          SOLE           NONE      756,000
                                      3
ISHARES INC            MSCI TAIWAN    464286 73    $5,120   400,000  SH          SOLE           NONE      400,000
                                      1
ISHARES INC            MSCI SPAIN     464286 76    $1,130    24,000  SH          SOLE           NONE      24,000
                                      4
ISHARES INC            MSCI GERMAN    464286 80   $15,608   649,000  SH          SOLE           NONE      649,000
                                      6
ISHARES INC            MSCI NETHERLND 464286 81    $5,766   230,000  SH          SOLE           NONE      230,000
                                      4
ISHARES TR             S&P 100 IDX FD 464287 10    $1,916    30,879  SH          SOLE           NONE                      30,879
                                      1
ISHARES TR             LRGE CORE INDX 464287 12   $10,662   149,000  SH          SOLE           NONE      149,000
                                      7
ISHARES TR             DJ SEL DIV INX 464287 16      $247     3,719  SH          SOLE           NONE                       3,719
                                      8
ISHARES TR             US TIPS BD FD  464287 17      $708     7,000  SH          SOLE           NONE       7,000
                                      6
ISHARES TR             US TIPS BD FD  464287 17       $34       341  SH          SOLE           NONE                        341
                                      6
ISHARES TR             S&P 500 INDEX  464287 20   $19,233   143,800  SH          SOLE           NONE      143,800
                                      0
ISHARES TR             S&P 500 INDEX  464287 20    $1,212     9,058  SH          SOLE           NONE                       9,058
                                      0
ISHARES TR             LEHMAN AGG BND 464287 22   $12,420   124,000  SH          SOLE           NONE      124,000
                                      6
ISHARES TR             LEHMAN AGG BND 464287 22    $4,199    41,924  SH          SOLE           NONE                      41,924
                                      6
ISHARES TR             MSCI EMERG MKT 464287 23   $15,386   159,000  SH          SOLE           NONE      159,000
                                      4
ISHARES TR             MSCI EMERG MKT 464287 23       $13       131  SH          SOLE           NONE                        131
                                      4
ISHARES TR             GS CORP BD FD  464287 24      $319     2,983  SH          SOLE           NONE                       2,983
                                      2
ISHARES TR             S&P GBL INF    464287 29      $827    15,000  SH          SOLE           NONE      15,000
                                      1
ISHARES TR             S&P500 GRW     464287 30      $137     2,225  SH          SOLE           NONE                       2,225
                                      9
ISHARES TR             S&P GBL HLTHCR 464287 32    $1,948    34,100  SH          SOLE           NONE      34,100
                                      5
ISHARES TR             S&P GBL HLTHCR 464287 32        $6       117  SH          SOLE           NONE                        117
                                      5
ISHARES TR             S&P GBL FIN    464287 33    $1,685    20,000  SH          SOLE           NONE      20,000
                                      3
ISHARES TR             S&P LTN AM 40  464287 39    $5,687    40,000  SH          SOLE           NONE      40,000
                                      0
ISHARES TR             S&P 500 VALUE  464287 40   $11,126   155,000  SH          SOLE           NONE      155,000
                                      8
ISHARES TR             S&P 500 VALUE  464287 40      $362     5,047  SH          SOLE           NONE                       5,047
                                      8
ISHARES TR             20+ YR TRS BD  464287 43    $1,251    14,000  SH          SOLE           NONE      14,000
                                      2
ISHARES TR             7-10 YR TRS BD 464287 44    $6,729    81,000  SH          SOLE           NONE      81,000
                                      0
ISHARES TR             7-10 YR TRS BD 464287 44    $1,218    14,660  SH          SOLE           NONE                      14,660
                                      0
ISHARES TR             1-3 YR TRS BD  464287 45    $8,366   104,133  SH          SOLE           NONE                      104,133
                                      7
ISHARES TR             MSCI EAFE IDX  464287 46   $95,121 1,404,000  SH          SOLE           NONE     1,404,000
                                      5
ISHARES TR             MSCI EAFE IDX  464287 46   $20,414   301,307  SH          SOLE           NONE                      301,307
                                      5
ISHARES TR             RUSSELL MCP GR 464287 48   $15,344   159,000  SH          SOLE           NONE      159,000
                                      1
ISHARES TR             RUSSELL MCP GR 464287 48    $5,421    56,179  SH          SOLE           NONE                      56,179
                                      1
ISHARES TR             RUSSELL MIDCAP 464287 49    $3,730    40,000  SH          SOLE           NONE      40,000
                                      9
ISHARES TR             RUSSELL MIDCAP 464287 49    $5,975    64,074  SH          SOLE           NONE                      64,074
                                      9
ISHARES TR             S&P GLB100INDX 464287 57    $4,897    69,600  SH          SOLE           NONE      69,600
                                      2
ISHARES TR             S&P GLB100INDX 464287 57    $1,000    14,220  SH          SOLE           NONE                      14,220
                                      2
ISHARES TR             RUSSELL1000VAL 464287 59   $65,587   851,000  SH          SOLE           NONE      851,000
                                      8
ISHARES TR             RUSSELL1000VAL 464287 59   $16,916   219,486  SH          SOLE           NONE                      219,486
                                      8
ISHARES TR             RUSSELL1000GRW 464287 61   $83,801 1,610,000  SH          SOLE           NONE     1,610,000
                                      4
ISHARES TR             RUSSELL1000GRW 464287 61   $16,414   314,934  SH          SOLE           NONE                      314,934
                                      4
ISHARES TR             RUSSELL 2000   464287 65    $3,600    50,000  SH          SOLE           NONE      50,000
                                      5
ISHARES TR             DJ US TELECOMM 464287 71    $2,021    73,000  SH          SOLE           NONE      73,000
                                      3
ISHARES TR             LARGE VAL INDX 464288 10    $3,445    44,000  SH          SOLE           NONE      44,000
                                      9
ISHARES TR             MID CORE INDEX 464288 20    $4,427    58,000  SH          SOLE           NONE      58,000
                                      8
ISHARES TR             MID CORE INDEX 464288 20    $2,809    36,800  SH          SOLE           NONE                      36,800
                                      8
ISHARES TR             DJ INS INDX FD 464288 78    $1,119    22,000  SH          SOLE           NONE      22,000
                                      6
ISHARES TR             MSCI GRW IDX   464288 88    $2,400    38,000  SH          SOLE           NONE      38,000
                                      5
LEVEL 3 COMMUNICATIONS COM            52729N 10       $76    14,079  SH          SOLE           NONE                      14,079
INC                                   0
MIDCAP SPDR TR         UNIT SER 1     595635 10      $940     6,825  SH          SOLE           NONE                       6,825
                                      3
NASDAQ 100 TR          UNIT SER 1     631100 10   $44,715 1,100,000  SH          SOLE           NONE     1,100,000
                                      4
NASDAQ 100 TR          UNIT SER 1     631100 10    $1,012    24,896  SH          SOLE           NONE                      24,896
                                      4
OIL SVC HOLDRS TR      DEPOSTRY RCPT  678002 10      $351     2,700  SH          SOLE           NONE       2,700
                                      6
SPDR TR                UNIT SER 1     78462F 10  $116,883   875,000  SH          SOLE           NONE      875,000
                                      3
SELECT SECTOR SPDR TR  SBI MATERIALS  81369Y 10      $949    30,000  SH          SOLE           NONE      30,000
                                      0
SELECT SECTOR SPDR TR  SBI MATERIALS  81369Y 10        $7       230  SH          SOLE           NONE                        230
                                      0
SELECT SECTOR SPDR TR  SBI CONS STPLS 81369Y 30   $34,390 1,355,000  SH          SOLE           NONE     1,355,000
                                      8
SELECT SECTOR SPDR TR  SBI INT-ENERGY 81369Y 50    $2,140    40,000  SH          SOLE           NONE      40,000
                                      6
SELECT SECTOR SPDR TR  SBI INT-FINL   81369Y 60   $23,673   683,000  SH          SOLE           NONE      683,000
                                      5
SELECT SECTOR SPDR TR  SBI INT-INDS   81369Y 70    $9,535   286,000  SH          SOLE           NONE      286,000
                                      4
SELECT SECTOR SPDR TR  SBI INT-UTILS  81369Y 88   $18,355   540,000  SH          SOLE           NONE      540,000
                                      6
STREETTRACKS GOLD TR   GOLD SHS       863307 10    $1,189    20,000  SH          SOLE           NONE      20,000
                                      4
VAN KAMPEN SENIOR      COM            920961 10    $2,589   305,000  SH          SOLE           NONE      305,000
INCOME TR                             9
VAN KAMPEN SENIOR      COM            920961 10       $89    10,449  SH          SOLE           NONE                      10,449
INCOME TR                             9
VANGUARD INTL EQUITY   PACIFIC ETF    922042 86    $1,252    20,000  SH          SOLE           NONE      20,000
INDEX F                               6
VANGUARD WORLD FDS     CONSUM STP ETF 92204A 20    $4,659    75,000  SH          SOLE           NONE      75,000
                                      7
VANGUARD WORLD FDS     HEALTH CAR ETF 92204A 50   $17,785   314,000  SH          SOLE           NONE      314,000
                                      4
VANGUARD WORLD FDS     HEALTH CAR ETF 92204A 50      $402     7,091  SH          SOLE           NONE                       7,091
                                      4
VANGUARD INDEX FDS     MID CAP ETF    922908 62   $32,134   470,000  SH          SOLE           NONE      470,000
                                      9
VANGUARD INDEX FDS     LARGE CAP ETF  922908 63    $2,370    40,000  SH          SOLE           NONE      40,000
                                      7
VANGUARD INDEX FDS     GROWTH ETF     922908 73    $2,194    40,000  SH          SOLE           NONE      40,000
                                      6
VANGUARD INDEX FDS     VALUE ETF      922908 74   $25,480   400,000  SH          SOLE           NONE      400,000
                                      4
WISDOMTREE TRUST       INTL SMCAP DIV 97717W 76      $382     7,000  SH          SOLE           NONE       7,000
                                      0
WISDOMTREE TRUST       EUROPE SMCP DV 97717W 86    $1,005    18,000  SH          SOLE           NONE      18,000
                                      9